Average Annual Total Returns{- Fidelity® Series Floating Rate High Income Fund} - 09.30 Fidelity Series Floating Rate High Income Fund Series PRO-07 - Fidelity® Series Floating Rate High Income Fund	Fidelity Series Floating Rate High Income Fund-Default Return Before Taxes Past 1 year	Fidelity Series Floating Rate High Income Fund-Default Return Before Taxes Past 5 years	Fidelity Series Floating Rate High Income Fund-Default Return Before Taxes Since Inception		Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions and Sales Since Inception		SP026 Past 1 year	SP026 Past 5 years	SP026 Since Inception
Total	9.38%	4.53%	5.26%	[1]	6.78%	2.23%	2.80%	[1]	5.51%	2.42%	3.01%	[1]	8.70%	4.73%	5.14%	[1]

[1]	(a)From October 20, 2011.